Capital Management (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	2023	2022
CET1 Capital	52,914	60,891
Tier 1 Capital	59,785	67,121
Total Capital	68,718	75,309
TLAC	114,402	120,663
Risk-Weighted Assets	424,197	363,997
Leverage Exposures	1,413,036	1,189,990
CET1 Ratio	12.5%	16.7%
Tier 1 Capital Ratio	14.1%	18.4%
Total Capital Ratio	16.2%	20.7%
TLAC Ratio	27.0%	33.1%
Leverage Ratio	4.2%	5.6%
TLAC Leverage Ratio	8.1%	10.1%

(1)	Calculated in accordance with OSFI’s CAR Guideline, Leverage Requirements Guideline and TLAC Guideline, as applicable.